Segmental analysis - Schedule of depreciation, amortisation and impairment by operating segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	£ (1,058)	£ (1,021)
Property, plant and equipment
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(936)	(868)
Non-current intangible assets
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(122)	(153)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(267)	(250)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(122)	(105)
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	0	(52)
Operating segments | New England
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(221)	(204)
Operating segments | New York
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(351)	(321)
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	(92)	(84)
Operating segments | Other
Disclosure of operating segments [line items]
Depreciation, amortisation and impairment loss	£ (5)	£ (5)